August 3, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Growth and Income Fund and Scudder Large Company Growth Fund, each a series of Investment Trust (Reg. No. 2-13628) (811-43) (the "Trust") Post Effective Amendment No. 106 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 106 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 30, 1999.

         Comments or questions concerning this certificate may be directed to Greg Pottle at (617) 295-3033.

                                                Very Truly Yours,


                                                Investment Trust


                                       By:      /s/John Millette
                                                --------------------
                                                John Millette
                                                Secretary